Derivative Financial Instruments - Summary of Fair Value of DFIs included in Statement of Financial Position (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net total	$ (9,486,488)	$ (1,162,120)
Derivatives not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total assets	12,755,568	12,473,967
Total liabilities	(22,242,056)	(13,636,086)
Net total	(9,486,488)	(1,162,119)
Derivatives not designated as hedges | Forwards
Disclosure of detailed information about financial instruments [line items]
Total assets	0	22,896
Total liabilities	0	(19,321)
Derivatives not designated as hedges | Crude oil options
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(207,494)	(458,068)
Derivatives not designated as hedges | Currency options
Disclosure of detailed information about financial instruments [line items]
Total assets	0	164,218
Total liabilities	(5,211,625)	(1,769,276)
Derivatives not designated as hedges | Interest rate options
Disclosure of detailed information about financial instruments [line items]
Total assets	2,263,382	0
Total liabilities	0	(323,852)
Derivatives not designated as hedges | Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(27,959)	0
Derivatives not designated as hedges | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	10,082,786	12,286,853
Total liabilities	(16,795,037)	(10,802,229)
Derivatives not designated as hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	409,400	0
Total liabilities	$ 59	$ (263,340)